1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Net Loss Per Share (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted-average number of shares of common shares outstanding during the period.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. Outstanding stock options of 10,700,000, 6,500,000 and 10,100,000 and outstanding stock purchase warrants of 0, 18,013,250 and 71,579,313 to purchase commons shares for the years ended March 31, 2018, 2017 and 2016, respectively, were considered anti-dilutive and therefore were not included in the calculation of diluted shares.  Additionally, for the years ended March 31, 2018, 2017 and 2016, convertible promissory notes convertible into 21,640,000, 22,160,000 and 22,160,000, respectively, shares of common stock were also considered anti-dilutive and therefore were not included in the calculation of diluted shares.